Quarterly Report
November 30, 2020
MFS®  Mid Cap Growth Fund
OTC-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Automotive – 1.9%
Copart, Inc. (a)	2,199,935	$253,982,496
Biotechnology – 3.2%
Adaptive Biotechnologies Corp. (a)	1,448,557	$69,849,419
Alnylam Pharmaceuticals, Inc. (a)	694,975	90,284,202
Ascendis Pharma (a)	576,149	97,213,621
Exelixis, Inc. (a)	2,879,001	55,161,659
Seagen, Inc. (a)	654,206	111,417,824
		$423,926,725
Brokerage & Asset Managers – 1.6%
NASDAQ, Inc.	1,132,096	$144,896,967
Tradeweb Markets, Inc.	1,068,056	63,709,540
		$208,606,507
Business Services – 13.2%
Clarivate PLC (a)	8,493,645	$233,065,619
CoStar Group, Inc. (a)	223,347	203,373,078
Equifax, Inc.	714,013	119,168,770
Fidelity National Information Services, Inc.	289,432	42,954,603
Global Payments, Inc.	542,494	105,889,404
IHS Markit Ltd.	2,822,562	280,732,016
MSCI, Inc.	703,389	287,981,524
Tyler Technologies, Inc. (a)	435,097	186,047,477
Verisk Analytics, Inc., “A”	1,397,545	277,147,149
		$1,736,359,640
Cable TV – 0.4%
Cable One, Inc.	23,833	$47,205,308
Computer Software – 13.8%
Autodesk, Inc. (a)	666,582	$186,796,274
Black Knight, Inc. (a)	2,057,869	188,541,958
Cadence Design Systems, Inc. (a)	2,997,117	348,564,707
Coupa Software, Inc. (a)	540,555	177,793,945
DocuSign, Inc. (a)	415,742	94,739,287
Dun & Bradstreet Holdings, Inc. (a)	2,939,520	78,808,531
Eventbrite, Inc. (a)	832,741	13,965,067
Everbridge, Inc. (a)	764,176	97,004,501
Okta, Inc. (a)	665,889	163,169,440
Paylocity Holding Corp. (a)	670,775	131,874,365
RingCentral, Inc. (a)	412,120	122,420,246
Snowflake, Inc., “A” (a)	60,817	19,816,611
Synopsys, Inc. (a)	648,028	147,426,370
Unity Software, Inc. (a)	363,972	55,316,465
		$1,826,237,767
Computer Software - Systems – 8.1%
Constellation Software, Inc.	101,522	$125,722,493
Guidewire Software, Inc. (a)	187,943	23,019,259
NICE Systems Ltd., ADR (a)	822,156	200,375,860
ServiceNow, Inc. (a)	365,341	195,293,032
Square, Inc., “A” (a)	743,273	156,800,872
SS&C Technologies Holdings, Inc.	1,244,087	85,705,153
TransUnion	2,023,820	184,349,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	369,881	$94,478,704
		$1,065,745,137
Construction – 3.6%
AZEK Co. LLC (a)	741,323	$26,480,058
Lennox International, Inc.	384,538	110,681,572
Pool Corp.	485,007	167,865,773
Vulcan Materials Co.	1,181,328	164,972,455
		$469,999,858
Consumer Products – 1.3%
Scotts Miracle-Gro Co.	968,562	$170,244,143
Consumer Services – 3.5%
Bright Horizons Family Solutions, Inc. (a)	2,045,510	$347,961,706
Peloton Interactive, Inc., “A” (a)	985,284	114,637,793
		$462,599,499
Containers – 0.5%
Ball Corp.	687,288	$65,986,521
Electrical Equipment – 2.6%
AMETEK, Inc.	2,167,958	$256,968,062
Littlefuse, Inc.	350,991	84,423,865
		$341,391,927
Electronics – 4.7%
ASM International N.V.	239,930	$42,245,630
Entegris, Inc.	1,744,446	161,570,589
MKS Instruments, Inc.	575,152	79,359,473
Monolithic Power Systems, Inc.	936,262	299,566,390
Silicon Laboratories, Inc. (a)	360,702	42,277,881
		$625,019,963
Food & Beverages – 0.5%
Chr. Hansen Holding A.S. (a)	684,541	$66,323,754
Gaming & Lodging – 1.0%
Caesars Entertainment, Inc. (a)	629,039	$42,850,137
Penn National Gaming, Inc. (a)	699,367	48,955,690
Vail Resorts, Inc.	160,684	44,323,074
		$136,128,901
General Merchandise – 0.2%
Five Below, Inc. (a)	180,129	$28,172,176
Insurance – 1.6%
Arthur J. Gallagher & Co.	1,837,356	$212,049,256
Internet – 3.1%
DraftKings, Inc. (a)	505,741	$26,480,599
IAC/InterActiveCorp (a)	854,898	121,386,967
Match Group, Inc. (a)	1,926,138	268,137,671
		$416,005,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.7%
Electronic Arts, Inc. (a)	525,493	$67,131,731
Take-Two Interactive Software, Inc. (a)	1,628,049	293,879,125
		$361,010,856
Machinery & Tools – 1.8%
IDEX Corp.	860,889	$166,280,710
Roper Technologies, Inc.	153,800	65,672,600
		$231,953,310
Medical & Health Technology & Services – 5.6%
Charles River Laboratories International, Inc. (a)	943,433	$221,253,907
Guardant Health, Inc. (a)	646,581	78,313,891
ICON PLC (a)	898,345	175,069,474
IDEXX Laboratories, Inc. (a)	206,980	95,413,641
PRA Health Sciences, Inc. (a)	217,086	24,357,049
Quest Diagnostics, Inc.	416,737	51,667,053
Teladoc Health, Inc. (a)	473,212	94,060,349
		$740,135,364
Medical Equipment – 10.9%
Agilent Technologies, Inc.	1,086,255	$126,983,210
Align Technology, Inc. (a)	197,205	94,912,794
Bio-Techne Corp.	598,883	181,647,203
Masimo Corp. (a)	774,805	197,180,124
Mettler-Toledo International, Inc. (a)	60,801	69,923,582
PerkinElmer, Inc.	2,465,287	327,883,171
Quidel Corp. (a)	103,114	20,112,386
STERIS PLC	1,361,566	263,885,106
West Pharmaceutical Services, Inc.	548,448	150,910,952
		$1,433,438,528
Metals & Mining – 0.5%
Howmet Aerospace, Inc.	2,975,451	$69,804,080
Network & Telecom – 1.1%
CoreSite Realty Corp., REIT	1,157,600	$145,151,464
Other Banks & Diversified Financials – 0.9%
Altimeter Growth Corp. (a)	2,180,976	$26,586,098
Cohn Robbins Holdings Corp. (a)	1,734,553	17,796,514
Dragoneer Growth Opportunities Corp. (a)	1,797,580	24,159,475
Foley Trasimene Acquisition Corp. (a)	1,732,949	19,062,439
Reinvent Technology Partners (a)	2,373,076	27,764,989
		$115,369,515
Pharmaceuticals – 0.3%
Maravai Lifesciences Holdings, Inc., “A” (a)	1,478,016	$41,606,150
Printing & Publishing – 1.5%
Warner Music Group Corp.	1,080,749	$32,130,668
Wolters Kluwer N.V.	2,003,676	168,022,970
		$200,153,638
Railroad & Shipping – 0.7%
Kansas City Southern Co.	475,234	$88,474,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	126,451	$163,049,713
Domino's Pizza, Inc.	284,701	111,765,071
		$274,814,784
Specialty Stores – 4.7%
Burlington Stores, Inc. (a)	650,497	$142,159,614
Chewy, Inc., “A” (a)	1,262,764	97,965,231
Lululemon Athletica, Inc. (a)	488,272	180,768,060
O'Reilly Automotive, Inc. (a)	183,400	81,143,496
Tractor Supply Co.	379,212	53,396,842
Ulta Beauty, Inc. (a)	223,086	61,437,884
		$616,871,127
Telecommunications - Wireless – 1.3%
SBA Communications Corp., REIT	608,076	$174,627,266
Total Common Stocks		$13,049,395,211
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	233,379,444	$233,379,444

Other Assets, Less Liabilities – (0.6)%		(84,300,177)
Net Assets – 100.0%		$13,198,474,478
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $233,379,444 and $13,049,395,211, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,846,877,086	$—	$—	$11,846,877,086
Israel	294,854,564	—	—	294,854,564
United Kingdom	233,065,619	—	—	233,065,619
Netherlands	168,022,970	42,245,630	—	210,268,600
Ireland	175,069,474	—	—	175,069,474
Denmark	163,537,375	—	—	163,537,375
Canada	125,722,493	—	—	125,722,493
Mutual Funds	233,379,444	—	—	233,379,444
Total	$13,240,529,025	$42,245,630	$—	$13,282,774,655
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$321,141,622	$582,797,439	$670,559,617	$(697)	$697	$233,379,444
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,145	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.